Revenues - Schedule of Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Revenues [Line Items]
Revenues	$ 81,449	$ 91,635	$ 85,576
Data connectivity services [Member]
Schedule of Revenues [Line Items]
Revenues	47,810	47,639	46,745
International data connectivity services [Member]
Schedule of Revenues [Line Items]
Revenues	41,113	39,513	37,928
Local data connectivity services [Member]
Schedule of Revenues [Line Items]
Revenues	6,697	8,126	8,817
PaaS and SaaS services [Member]
Schedule of Revenues [Line Items]
Revenues	11,112	11,293	10,425
Others [Member]
Schedule of Revenues [Line Items]
Revenues	2,138	1,070	1,400
Revenues from services [Member]
Schedule of Revenues [Line Items]
Revenues	61,060	60,002	58,570
Sales of terminals [Member]
Schedule of Revenues [Line Items]
Revenues	19,526	22,246	24,369
Sales of data related products [Member]
Schedule of Revenues [Line Items]
Revenues	134	8,417	2,150
Others one [Member]
Schedule of Revenues [Line Items]
Revenues	729	970	487
Sales of products [Member]
Schedule of Revenues [Line Items]
Revenues	$ 20,389	$ 31,633	$ 27,006